Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
May 31, 2025
CBD-NPRT3-0725
1.907009.115
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,211,963	1,221,099
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,132,310	1,149,443
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,172,085	2,191,991
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	1,291,510	1,315,014
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	1,775,080	1,732,577
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	1,850,700	1,817,465
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	2,885,500	2,831,956
TOTAL UNITED STATES		12,259,545
TOTAL ASSET-BACKED SECURITIES (Cost $12,300,813)		12,259,545

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Regions Bank/Birmingham AL 6.45% 6/26/2037 (Cost $1,042,310)	985,000	1,001,078

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d) (Cost $409,991)	411,000	409,457

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 4.5% 4/22/2029 (Cost $2,024,665)	1,886,000	1,844,508

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	135,263
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	645,489
TOTAL MUNICIPAL SECURITIES (Cost $920,496)		780,752

Non-Convertible Corporate Bonds - 85.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	9,980,000	9,115,988
Westpac Banking Corp 5.405% 8/10/2033 (d)	6,036,000	6,024,121

TOTAL AUSTRALIA		15,140,109
BELGIUM - 0.8%
Financials - 0.8%
Banks - 0.8%
KBC Group NV 4.932% 10/16/2030 (b)(d)	7,617,000	7,643,179
KBC Group NV 5.796% 1/19/2029 (b)(d)	3,826,000	3,930,223
KBC Group NV 6.324% 9/21/2034 (b)(d)	4,700,000	4,964,147

TOTAL BELGIUM		16,537,549
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	6,520,000	6,208,866
CANADA - 3.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,127,543
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,258,357
		7,385,900
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	3,630,000	3,356,364
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,706,505
Canadian Natural Resources Ltd 5.4% 12/15/2034 (b)	7,000,000	6,800,448
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	179,022
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,474,000	1,479,395
Cenovus Energy Inc 2.65% 1/15/2032	465,000	394,274
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	939,804
Cenovus Energy Inc 5.25% 6/15/2037	376,000	348,120
Cenovus Energy Inc 5.4% 6/15/2047	899,000	773,592
Cenovus Energy Inc 6.75% 11/15/2039	262,000	275,963
Enbridge Inc 6.7% 11/15/2053	1,300,000	1,362,585
Enbridge Inc 7.2% 6/27/2054 (d)	2,600,000	2,611,966
TransCanada PipeLines Ltd 4.25% 5/15/2028	3,697,000	3,667,858
		23,539,532
Financials - 1.0%
Banks - 0.0%
Royal Bank of Canada 4.65% 1/27/2026	400,000	399,573
Insurance - 1.0%
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	2,134,000	1,305,725
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	2,081,000	1,900,973
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	6,705,000	6,812,023
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (b)	3,000,000	2,995,239
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	2,500,000	2,372,914
Intact Financial Corp 5.459% 9/22/2032 (b)	4,464,000	4,462,475
		19,849,349
TOTAL FINANCIALS		20,248,922

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,117,572
Emera US Finance LP 3.55% 6/15/2026	5,527,000	5,453,560
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,664,743
		12,235,875
TOTAL CANADA		66,766,593
FRANCE - 1.2%
Financials - 1.2%
Banks - 1.2%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)	2,450,000	2,398,977
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	4,433,000	4,142,743
BNP Paribas SA 2.159% 9/15/2029 (b)(d)	2,375,000	2,179,701
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	1,660,000	1,602,308
BPCE SA 2.277% 1/20/2032 (b)(d)	4,556,000	3,868,373
BPCE SA 3.116% 10/19/2032 (b)(d)	3,697,000	3,172,212
Credit Agricole SA 2.811% 1/11/2041 (b)	1,350,000	904,262
Societe Generale SA 4.75% 11/24/2025 (b)	2,438,000	2,436,269
Societe Generale SA 6.446% 1/10/2029 (b)(d)	4,150,000	4,294,134

TOTAL FRANCE		24,998,979
GERMANY - 1.9%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen Group of America Finance LLC 1.625% 11/24/2027 (b)	4,527,000	4,170,531
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	3,045,000	3,014,829
		7,185,360
Financials - 0.5%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	4,762,000	4,695,379
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	2,440,000	2,154,334
		6,849,713
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	4,000,000	3,914,704
TOTAL FINANCIALS		10,764,417

Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	5,031,000	5,012,293
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	3,224,000	2,533,268
Bayer US Finance LLC 6.25% 1/21/2029 (b)	3,210,000	3,337,448
Bayer US Finance LLC 6.875% 11/21/2053 (b)	11,310,000	11,442,600
		22,325,609
TOTAL GERMANY		40,275,386
IRELAND - 2.6%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	2,343,000	2,295,535
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,240,986
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,623,000	2,476,023
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	699,710
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,403,526
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,073,606
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	4,011,634
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	9,081,261
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,131,000	1,163,869
		26,446,150
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	5,125,000	4,830,696
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	529,000	525,136
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	380,000	377,440
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	5,148,000	5,129,635
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	804,000	804,145
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	679,000	679,860
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	5,000,000	5,090,826
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	1,538,000	1,592,118
		19,029,856
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	5,100,000	5,106,324
Smurfit Westrock Financing DAC 5.418% 1/15/2035	3,740,000	3,723,947
		8,830,271
TOTAL IRELAND		54,306,277
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	201,788
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	201,990

TOTAL ISRAEL		403,778
ITALY - 0.7%
Financials - 0.5%
Banks - 0.5%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	7,182,000	7,198,365
UniCredit SpA 1.982% 6/3/2027 (b)(d)	3,735,000	3,626,988
		10,825,353
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	4,401,000	4,406,811
TOTAL ITALY		15,232,164
JAPAN - 0.7%
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.21% 6/15/2030 (b)	4,000,000	4,082,141
Japan Tobacco Inc 5.856% 6/15/2035 (b)	4,000,000	4,124,249
		8,206,390
Financials - 0.3%
Banks - 0.3%
Mizuho Financial Group Inc 2.564% 9/13/2031	6,414,000	5,510,146
TOTAL JAPAN		13,716,536
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 4.5% 1/23/2026	2,641,000	2,586,490
Petroleos Mexicanos 6.49% 1/23/2027	374,000	367,455
Petroleos Mexicanos 6.5% 3/13/2027	3,234,000	3,174,397

TOTAL MEXICO		6,128,342
NETHERLANDS - 1.1%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 2.25% 9/24/2031 (b)	1,612,000	1,348,533
Viterra Finance BV 4.9% 4/21/2027 (b)	5,018,000	5,016,753
		6,365,286
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	10,000,000	10,021,646
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	4,207,000	4,136,419
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,548,000	2,521,923
		16,679,988
TOTAL NETHERLANDS		23,045,274
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/2029 (b)	3,773,000	3,626,664
SPAIN - 1.0%
Financials - 0.8%
Banks - 0.8%
Banco Santander SA 2.749% 12/3/2030	6,600,000	5,807,851
CaixaBank SA 5.673% 3/15/2030 (b)(d)	4,350,000	4,467,653
CaixaBank SA 6.037% 6/15/2035 (b)(d)	6,103,000	6,289,624
		16,565,128
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	3,773,000	3,611,665
TOTAL SPAIN		20,176,793
SWITZERLAND - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
UBS Group AG 3.091% 5/14/2032 (b)(d)	3,207,000	2,870,885
UBS Group AG 3.126% 8/13/2030 (b)(d)	3,246,000	3,033,171
UBS Group AG 4.194% 4/1/2031 (b)(d)	3,632,000	3,519,757
UBS Group AG 4.55% 4/17/2026	1,838,000	1,837,353
UBS Group AG 6.537% 8/12/2033 (b)(d)	4,339,000	4,658,113
UBS Group AG 9.016% 11/15/2033 (b)(d)	1,264,000	1,543,836

TOTAL SWITZERLAND		17,463,115
UNITED KINGDOM - 3.7%
Consumer Staples - 1.0%
Tobacco - 1.0%
BAT Capital Corp 2.259% 3/25/2028	4,358,000	4,098,016
BAT Capital Corp 2.726% 3/25/2031	5,810,000	5,164,272
BAT Capital Corp 4.7% 4/2/2027	759,000	760,545
BAT Capital Corp 5.834% 2/20/2031	1,415,000	1,474,276
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,135,013
BAT International Finance PLC 4.448% 3/16/2028	2,886,000	2,876,908
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	725,000	743,854
Reynolds American Inc 5.7% 8/15/2035	103,000	103,330
		19,356,214
Financials - 2.5%
Banks - 2.5%
Barclays PLC 3.811% 3/10/2042 (d)	4,527,000	3,444,605
Barclays PLC 5.088% 6/20/2030 (d)	4,072,000	4,056,300
Barclays PLC 5.367% 2/25/2031 (d)	5,000,000	5,043,244
Barclays PLC 5.785% 2/25/2036 (d)	5,000,000	5,010,972
Barclays PLC 7.437% 11/2/2033 (d)	1,000,000	1,118,204
HSBC Holdings PLC 2.357% 8/18/2031 (d)	9,356,000	8,200,569
HSBC Holdings PLC 2.848% 6/4/2031 (d)	3,697,000	3,333,051
HSBC Holdings PLC 4.041% 3/13/2028 (d)	2,266,000	2,239,296
HSBC Holdings PLC 4.95% 3/31/2030	200,000	201,704
Lloyds Banking Group PLC 4.375% 3/22/2028	2,617,000	2,600,678
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	3,773,000	3,701,684
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	3,754,000	4,267,106
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	3,605,000	3,602,046
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	3,263,000	3,315,935
		50,135,394
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (b)	326,000	308,043
BAE Systems PLC 5.25% 3/26/2031 (b)	363,000	371,504
BAE Systems PLC 5.3% 3/26/2034 (b)	2,500,000	2,524,219
BAE Systems PLC 5.5% 3/26/2054 (b)	893,000	857,936
		4,061,702
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	730,320	651,825
TOTAL INDUSTRIALS		4,713,527

TOTAL UNITED KINGDOM		74,205,135
UNITED STATES - 66.7%
Communication Services - 3.8%
Diversified Telecommunication Services - 1.7%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,161,550
AT&T Inc 3.55% 9/15/2055	2,075,000	1,371,745
AT&T Inc 3.65% 9/15/2059	1,452,000	954,080
AT&T Inc 3.8% 12/1/2057	6,174,000	4,226,953
AT&T Inc 4.3% 2/15/2030	1,886,000	1,866,127
AT&T Inc 4.5% 5/15/2035	1,446,000	1,360,227
Verizon Communications Inc 2.355% 3/15/2032	5,282,000	4,504,826
Verizon Communications Inc 2.55% 3/21/2031	5,600,000	4,959,904
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,808,095
Verizon Communications Inc 3.15% 3/22/2030	272,000	255,043
Verizon Communications Inc 3.7% 3/22/2061	4,527,000	3,049,925
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,606,707
Verizon Communications Inc 4.5% 8/10/2033	395,000	378,532
Verizon Communications Inc 4.78% 2/15/2035	863,000	830,540
		34,334,254
Entertainment - 0.1%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	4,001,710
Media - 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	4,980,000	4,669,501
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	2,754,000	1,772,791
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	3,210,000	2,162,436
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	4,117,436
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,622,000	2,202,561
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,142,594
Comcast Corp 2.937% 11/1/2056	977,000	558,648
Comcast Corp 2.987% 11/1/2063	3,786,000	2,084,371
Comcast Corp 3.999% 11/1/2049	538,000	399,154
Discovery Communications LLC 3.95% 3/20/2028	4,905,000	4,683,721
Time Warner Cable LLC 5.5% 9/1/2041	212,000	186,840
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,640,048
Time Warner Cable LLC 6.55% 5/1/2037	728,000	732,840
Time Warner Cable LLC 6.75% 6/15/2039	470,000	475,639
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,780,302
Warnermedia Holdings Inc 3.755% 3/15/2027	794,000	769,681
		31,378,563
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,106,655
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,055,800
T-Mobile USA Inc 5.65% 1/15/2053	1,509,000	1,427,571
		9,590,026
TOTAL COMMUNICATION SERVICES		79,304,553

Consumer Discretionary - 3.1%
Automobiles - 1.5%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,424,610
General Motors Co 5% 4/1/2035	860,000	794,399
General Motors Co 5.15% 4/1/2038	4,000,000	3,611,756
General Motors Co 5.2% 4/1/2045	981,000	815,705
General Motors Co 5.4% 4/1/2048	396,000	333,240
General Motors Co 5.6% 10/15/2032	1,886,000	1,876,852
General Motors Co 5.95% 4/1/2049	1,871,000	1,688,413
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	3,921,667
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,092,515
Stellantis Finance US Inc 1.711% 1/29/2027 (b)	2,261,000	2,141,283
Stellantis Finance US Inc 2.691% 9/15/2031 (b)	4,207,000	3,487,614
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	4,589,000	4,599,734
		30,787,788
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	2,276,000	1,954,650
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,680,332
Trane Technologies Global Holding Co Ltd 5.75% 6/15/2043	135,000	133,644
		1,813,976
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	3,964,000	4,027,375
Specialty Retail - 1.3%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,742,271
AutoNation Inc 1.95% 8/1/2028	4,659,000	4,285,017
AutoNation Inc 2.4% 8/1/2031	2,075,000	1,753,622
AutoNation Inc 3.85% 3/1/2032	2,037,000	1,840,617
AutoZone Inc 4% 4/15/2030	3,622,000	3,514,287
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,401,542
Home Depot Inc/The 5.95% 4/1/2041	319,000	330,394
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,679,851
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,511,259
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,281,494
O'Reilly Automotive Inc 3.9% 6/1/2029	1,101,000	1,073,432
		26,413,786
TOTAL CONSUMER DISCRETIONARY		64,997,575

Consumer Staples - 1.7%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	2,980,106
Consumer Staples Distribution & Retail - 0.9%
Dollar General Corp 3.5% 4/3/2030	4,214,000	3,943,172
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	3,915,337
Dollar Tree Inc 4.2% 5/15/2028	2,406,000	2,366,733
Mars Inc 4.8% 3/1/2030 (b)	1,423,000	1,431,782
Mars Inc 5% 3/1/2032 (b)	1,069,000	1,072,595
Mars Inc 5.2% 3/1/2035 (b)	888,000	884,669
Mars Inc 5.65% 5/1/2045 (b)	864,000	847,612
Mars Inc 5.7% 5/1/2055 (b)	1,723,000	1,671,482
Mars Inc 5.8% 5/1/2065 (b)	215,000	208,593
		16,341,975
Food Products - 0.0%
Smithfield Foods Inc 3% 10/15/2030 (b)	798,000	710,957
Tobacco - 0.7%
Philip Morris International Inc 4.375% 11/15/2041	712,000	607,086
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	6,908,456
Philip Morris International Inc 5.625% 11/17/2029	3,301,000	3,444,970
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,672,996
		14,633,508
TOTAL CONSUMER STAPLES		34,666,546

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	5,000,000	4,903,289
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	5,000,000	4,473,574
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	242,000	251,437
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	5,000,000	4,652,794
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	652,000	671,108
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	195,000	195,916
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	351,000	352,754
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,112,299
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	102,129
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	726,000	745,489
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,647,003
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	1,865,541
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,803,516
Energy Transfer LP 5.4% 10/1/2047	661,000	569,916
Energy Transfer LP 5.6% 9/1/2034	5,000,000	4,975,967
Energy Transfer LP 5.75% 2/15/2033	1,509,000	1,538,881
Energy Transfer LP 5.8% 6/15/2038	186,000	182,116
Energy Transfer LP 6% 6/15/2048	121,000	112,351
EQT Corp 5.75% 2/1/2034	8,593,000	8,650,344
Florida Gas Transmission Co LLC 4.35% 7/15/2025 (b)	1,702,000	1,699,684
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)(e)	7,158,000	7,202,718
Hess Corp 5.6% 2/15/2041	2,853,000	2,765,464
Hess Corp 5.8% 4/1/2047	4,188,000	4,036,870
Hess Corp 7.3% 8/15/2031	1,198,000	1,339,846
Hess Corp 7.875% 10/1/2029	2,092,000	2,340,537
Occidental Petroleum Corp 5.2% 8/1/2029	1,428,000	1,418,511
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,749,110
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,256,189
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,556,326
ONEOK Inc 5.65% 9/1/2034	6,179,000	6,137,491
Ovintiv Inc 5.15% 11/15/2041	611,000	492,260
Ovintiv Inc 7.375% 11/1/2031	393,000	419,714
Ovintiv Inc 8.125% 9/15/2030	1,754,000	1,956,519
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	603,392
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,435,518
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	263,036
Targa Resources Corp 5.5% 2/15/2035	5,914,000	5,785,848
Targa Resources Corp 5.55% 8/15/2035	5,000,000	4,902,752
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	157,470
Western Gas Partners LP 4.05% 2/1/2030 (f)	7,975,000	7,581,310
Western Gas Partners LP 4.65% 7/1/2026	90,000	89,749
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,168,466
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,711,862
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,105,832
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,343,753
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,412,984
Williams Cos Inc/The 5.3% 8/15/2052	323,000	285,735
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,583,410
		120,608,780
Financials - 24.3%
Banks - 10.3%
Bank of America Corp 1.898% 7/23/2031 (d)	4,225,000	3,657,475
Bank of America Corp 2.592% 4/29/2031 (d)	4,716,000	4,254,984
Bank of America Corp 2.972% 2/4/2033 (d)	11,318,000	9,975,653
Bank of America Corp 3.194% 7/23/2030 (d)	6,399,000	6,028,238
Bank of America Corp 4.571% 4/27/2033 (d)	5,282,000	5,123,347
Bank of America Corp 5.015% 7/22/2033 (d)	6,866,000	6,842,135
Bank of America Corp 5.468% 1/23/2035 (d)	10,000,000	10,104,588
Bank of America Corp 6.11% 1/29/2037	812,000	840,946
Citigroup Inc 2.666% 1/29/2031 (d)	3,094,000	2,802,053
Citigroup Inc 3.785% 3/17/2033 (d)	3,773,000	3,462,986
Citigroup Inc 3.98% 3/20/2030 (d)	4,527,000	4,397,365
Citigroup Inc 4.412% 3/31/2031 (d)	3,773,000	3,689,155
Citigroup Inc 4.6% 3/9/2026	347,000	346,670
Citigroup Inc 4.91% 5/24/2033 (d)	1,983,000	1,949,406
Citigroup Inc 6.174% 5/25/2034 (d)	975,000	999,094
Citigroup Inc 8.125% 7/15/2039	652,000	802,736
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,145,882
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	5,150,000	5,155,367
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	2,696,000	2,752,241
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	4,879,000	5,173,010
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,524,012
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	2,720,000	2,254,791
JPMorgan Chase & Co 2.739% 10/15/2030 (d)	5,659,000	5,216,458
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	711,000	647,372
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	5,659,000	5,005,746
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	5,659,000	5,516,261
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	6,778,000	6,737,866
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	7,546,000	7,478,336
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	8,848,000	8,585,746
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	11,714,000	12,045,370
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	9,168,000	9,058,780
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	4,000,000	4,064,479
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	4,000,000	4,026,618
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	4,400,000	4,527,390
Santander Holdings USA Inc 5.807% 9/9/2026 (d)	2,250,000	2,254,448
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	1,662,000	1,721,587
Truist Financial Corp 5.122% 1/26/2034 (d)	2,565,000	2,514,706
Truist Financial Corp 5.153% 8/5/2032 (d)	7,000,000	7,038,638
US Bancorp 5.775% 6/12/2029 (d)	6,700,000	6,916,378
Wells Fargo & Co 3.068% 4/30/2041 (d)	4,716,000	3,455,881
Wells Fargo & Co 4.897% 7/25/2033 (d)	3,944,000	3,876,309
Wells Fargo & Co 5.244% 1/24/2031 (d)	2,818,000	2,859,963
Wells Fargo & Co 5.499% 1/23/2035 (d)	19,400,000	19,510,080
Wells Fargo & Co 6.491% 10/23/2034 (d)	4,100,000	4,397,418
		211,737,964
Capital Markets - 5.8%
Ares Capital Corp 2.15% 7/15/2026	10,800,000	10,467,921
Ares Strategic Income Fund 6.2% 3/21/2032	9,910,000	9,821,973
Athene Global Funding 2.5% 3/24/2028 (b)	4,225,000	3,970,372
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	755,000	438,524
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	2,795,000	1,882,736
Blackstone Private Credit Fund 6% 1/29/2032	4,850,000	4,845,129
Blackstone Private Credit Fund 7.05% 9/29/2025	4,993,000	5,024,669
GA Global Funding Trust 5.4% 1/13/2030 (b)	3,479,000	3,536,544
GA Global Funding Trust 5.9% 1/13/2035 (b)	4,850,000	4,848,204
HPS Corporate Lending Fund 5.45% 1/14/2028	3,826,000	3,825,289
HPS Corporate Lending Fund 5.95% 4/14/2032	7,850,000	7,737,165
Morgan Stanley 1.794% 2/13/2032 (d)	4,433,000	3,733,355
Morgan Stanley 2.699% 1/22/2031 (d)	3,773,000	3,441,917
Morgan Stanley 4.654% 10/18/2030 (d)	10,100,000	10,032,643
Morgan Stanley 5.23% 1/15/2031 (d)	4,074,000	4,134,187
Morgan Stanley 5.32% 7/19/2035 (d)	12,000,000	11,921,767
Morgan Stanley 6.342% 10/18/2033 (d)	9,055,000	9,683,515
Nuveen LLC 5.55% 1/15/2030 (b)	884,000	912,785
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,061,012
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,945,000	10,062,421
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	2,644,000	2,676,196
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	5,000,000	4,980,161
		119,038,485
Consumer Finance - 1.7%
Ally Financial Inc 5.543% 1/17/2031 (d)	302,000	301,423
Ally Financial Inc 5.737% 5/15/2029 (d)	1,496,000	1,510,653
Ally Financial Inc 8% 11/1/2031	7,762,000	8,685,295
American Express Co 5.085% 1/30/2031 (d)	1,358,000	1,378,611
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,443,000	2,465,152
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,251,000	1,273,226
Capital One Financial Corp 6.312% 6/8/2029 (d)	4,200,000	4,374,252
Ford Motor Credit Co LLC 3.375% 11/13/2025	3,301,000	3,274,833
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	172,093
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,095,627
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,079,322
		34,610,487
Financial Services - 2.8%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,754,000	3,736,906
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,089,418
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	4,100,000	4,331,047
Corebridge Financial Inc 3.65% 4/5/2027	564,000	555,091
Corebridge Financial Inc 3.85% 4/5/2029	554,000	537,556
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,402,273
Corebridge Financial Inc 4.4% 4/5/2052	2,943,000	2,283,962
Corebridge Financial Inc 6.05% 9/15/2033	6,000,000	6,220,473
Equitable Holdings Inc 4.35% 4/20/2028	2,304,000	2,288,418
Equitable Holdings Inc 5% 4/20/2048	763,000	654,390
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,535,645
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,356,587
Jackson Financial Inc 3.125% 11/23/2031	7,409,000	6,433,496
Jackson Financial Inc 4% 11/23/2051	2,264,000	1,494,646
Jackson Financial Inc 5.17% 6/8/2027	611,000	615,722
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	4,986,000	4,807,275
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,771,000	4,101,058
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	1,552,000	1,570,723
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	3,018,000	3,058,511
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,472,597
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	1,302,000	1,315,912
Voya Financial Inc 4.7% 1/23/2048 (d)	1,897,000	1,795,408
Voya Financial Inc 5.7% 7/15/2043	883,000	833,056
		58,490,170
Insurance - 3.7%
200 Park Funding Trust 5.74% 2/15/2055 (b)	4,900,000	4,725,263
AmFam Holdings Inc 2.805% 3/11/2031 (b)	3,311,000	2,778,694
Aon Corp 6.25% 9/30/2040	86,000	90,009
Arthur J Gallagher & Co 5% 2/15/2032	606,000	607,429
Arthur J Gallagher & Co 5.15% 2/15/2035	4,000,000	3,936,753
Arthur J Gallagher & Co 5.55% 2/15/2055	3,044,000	2,822,019
Assurant Inc 2.65% 1/15/2032	4,697,000	3,929,845
Athene Holding Ltd 3.45% 5/15/2052	4,150,000	2,549,246
Athene Holding Ltd 3.95% 5/25/2051	971,000	659,815
Athene Holding Ltd 5.875% 1/15/2034	1,616,000	1,636,580
Athene Holding Ltd 6.65% 2/1/2033	1,444,000	1,531,479
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,010,724
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	3,289,000	3,329,950
Hartford Insurance Group Inc/The 4.3% 4/15/2043	411,000	339,115
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	3,214,000	2,871,321
Massachusetts Mutual Life Insurance Co 3.2% 12/1/2061 (b)	3,669,000	2,144,336
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	982,000	628,195
Pacific LifeCorp 3.35% 9/15/2050 (b)	4,263,000	2,793,988
Pacific LifeCorp 5.125% 1/30/2043 (b)	436,000	394,665
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	12,600,000	12,679,617
Pine Street Trust III 6.223% 5/15/2054 (b)	9,000,000	8,678,086
Principal Financial Group Inc 3.7% 5/15/2029	477,000	461,538
Prudential Financial Inc 6% 9/1/2052 (d)	2,597,000	2,592,540
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,319,290
Selective Insurance Group Inc 5.9% 4/15/2035	3,187,000	3,192,118
Unum Group 4.046% 8/15/2041 (b)	1,270,000	989,906
Unum Group 4.125% 6/15/2051	5,196,000	3,771,195
		77,463,716
TOTAL FINANCIALS		501,340,822

Health Care - 4.6%
Biotechnology - 0.8%
Amgen Inc 4.663% 6/15/2051	2,264,000	1,877,947
Amgen Inc 5.25% 3/2/2030	856,000	877,619
Amgen Inc 5.25% 3/2/2033	966,000	974,866
Amgen Inc 5.65% 3/2/2053	457,000	435,029
Amgen Inc 5.75% 3/2/2063	832,000	786,577
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	4,780,102
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	4,754,093
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,226,000	1,906,945
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	865,625
		17,258,803
Health Care Providers & Services - 2.9%
Centene Corp 2.625% 8/1/2031	11,274,000	9,549,262
Centene Corp 3% 10/15/2030	5,857,000	5,152,263
Centene Corp 4.25% 12/15/2027	609,000	594,796
Centene Corp 4.625% 12/15/2029	2,218,000	2,135,936
Cigna Group/The 3.4% 3/15/2050	2,641,000	1,723,885
Cigna Group/The 3.4% 3/15/2051	2,641,000	1,714,493
Cigna Group/The 4.8% 8/15/2038	1,634,000	1,494,286
Cigna Group/The 4.9% 12/15/2048	314,000	266,091
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,166,012
CVS Health Corp 5% 1/30/2029	698,000	702,714
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,620,853
CVS Health Corp 5.25% 1/30/2031	286,000	288,390
CVS Health Corp 5.3% 6/1/2033	5,000,000	4,935,673
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,186,959
Elevance Health Inc 2.25% 5/15/2030	3,292,000	2,932,478
Icon Investments Six DAC 5.849% 5/8/2029	2,566,000	2,629,554
Icon Investments Six DAC 6% 5/8/2034	2,999,000	3,002,093
Quest Diagnostics Inc 2.95% 6/30/2030	3,773,000	3,478,619
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,198,103
Sabra Health Care LP 3.9% 10/15/2029	476,000	446,347
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	239,119
		59,457,926
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co 5.1% 2/22/2031	1,669,000	1,708,643
Bristol-Myers Squibb Co 5.2% 2/22/2034	3,300,000	3,325,248
Bristol-Myers Squibb Co 5.55% 2/22/2054	2,339,000	2,221,164
Bristol-Myers Squibb Co 5.65% 2/22/2064	3,400,000	3,214,763
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	4,309,000	4,427,717
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (f)	3,924,000	3,777,680
		18,675,215
TOTAL HEALTH CARE		95,391,944

Industrials - 3.8%
Aerospace & Defense - 2.1%
Boeing Co 2.75% 2/1/2026	1,254,000	1,237,076
Boeing Co 3.25% 2/1/2028	2,641,000	2,547,967
Boeing Co 5.04% 5/1/2027	9,998,000	10,058,069
Boeing Co 5.15% 5/1/2030	6,225,000	6,279,576
Boeing Co 5.805% 5/1/2050	6,305,000	5,904,193
Boeing Co 6.298% 5/1/2029	485,000	510,118
Boeing Co 6.388% 5/1/2031	367,000	391,580
Boeing Co 6.528% 5/1/2034	393,000	419,477
Boeing Co 6.858% 5/1/2054	4,391,000	4,683,040
Boeing Co 7.008% 5/1/2064	1,858,000	1,984,763
Hexcel Corp 5.875% 2/26/2035	1,333,000	1,330,691
RTX Corp 6.1% 3/15/2034	3,600,000	3,835,391
RTX Corp 6.4% 3/15/2054	3,500,000	3,733,658
		42,915,599
Building Products - 0.3%
Carlisle Cos Inc 2.75% 3/1/2030	3,773,000	3,463,186
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,459,016
Carrier Global Corp 5.9% 3/15/2034	160,000	168,105
Carrier Global Corp 6.2% 3/15/2054	99,000	104,625
		7,194,932
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	279,785
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	730,847
CSX Corp 4.3% 3/1/2048	3,346,000	2,704,295
		3,714,927
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	162,750
Machinery - 0.7%
AGCO Corp 5.8% 3/21/2034	3,844,000	3,854,853
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,605,557
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,342,136
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,315,636
		15,118,182
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3.75% 4/15/2027	678,630	672,551
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	615,303	590,770
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	339,557	334,679
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	371,110	354,049
		1,952,049
Professional Services - 0.2%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,117,792
Paychex Inc 5.1% 4/15/2030	182,000	184,359
Paychex Inc 5.35% 4/15/2032	252,000	255,741
Paychex Inc 5.6% 4/15/2035	198,000	201,331
		3,759,223
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	4,171,000	4,015,252
TOTAL INDUSTRIALS		78,832,914

Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.7%
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,641,108
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	721,955
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,849,790
Vontier Corp 2.4% 4/1/2028	4,659,000	4,367,626
Vontier Corp 2.95% 4/1/2031	5,228,000	4,604,215
		15,184,694
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	3,241,000	3,138,520
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,929,000	1,926,386
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	5,900,000	5,811,937
		10,876,843
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Inc 2.45% 2/15/2031 (b)	2,716,000	2,401,306
Broadcom Inc 2.6% 2/15/2033 (b)	2,750,000	2,321,496
Broadcom Inc 3.137% 11/15/2035 (b)	4,150,000	3,437,092
Broadcom Inc 3.5% 2/15/2041 (b)	2,186,000	1,694,424
Broadcom Inc 3.75% 2/15/2051 (b)	1,026,000	742,116
Broadcom Inc 5.05% 7/12/2029	3,560,000	3,623,752
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,700,984
Marvell Technology Inc 2.45% 4/15/2028	3,018,000	2,845,258
Marvell Technology Inc 5.75% 2/15/2029	2,365,000	2,445,961
Marvell Technology Inc 5.95% 9/15/2033	1,909,000	1,971,505
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,053,593
Micron Technology Inc 3.366% 11/1/2041	1,347,000	958,054
Micron Technology Inc 3.477% 11/1/2051	1,351,000	886,053
Micron Technology Inc 5.3% 1/15/2031	4,778,000	4,807,575
Micron Technology Inc 5.65% 11/1/2032	4,000,000	4,064,717
Micron Technology Inc 5.8% 1/15/2035	4,900,000	4,938,316
Micron Technology Inc 6.05% 11/1/2035	4,000,000	4,078,855
		47,971,057
Software - 0.9%
AppLovin Corp 5.125% 12/1/2029	2,000,000	2,013,282
AppLovin Corp 5.375% 12/1/2031	5,900,000	5,954,645
Oracle Corp 2.875% 3/25/2031	4,527,000	4,081,254
Oracle Corp 3.95% 3/25/2051	3,211,000	2,296,247
Oracle Corp 4.375% 5/15/2055	1,405,000	1,065,536
Oracle Corp 5.375% 7/15/2040	81,000	76,737
Roper Technologies Inc 1.75% 2/15/2031	2,264,000	1,918,934
Roper Technologies Inc 2.95% 9/15/2029	1,714,000	1,603,399
		19,010,034
TOTAL INFORMATION TECHNOLOGY		93,042,628

Materials - 0.9%
Chemicals - 0.9%
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	4,560,000	4,675,369
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	5,223,000	5,452,316
Dow Chemical Co/The 4.55% 11/30/2025	51,000	50,770
Dow Chemical Co/The 5.15% 2/15/2034	5,900,000	5,774,369
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	830,000	774,540
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)	1,575,000	1,372,650
		18,100,014
Real Estate - 5.8%
Diversified REITs - 1.5%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	8,685,454
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	203,371
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	826,046
Store Capital LLC 2.7% 12/1/2031	4,905,000	4,103,831
Store Capital LLC 2.75% 11/18/2030	369,000	321,140
VICI Properties LP 4.75% 2/15/2028	1,217,000	1,217,333
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,612,394
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,183,316
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,100,307
VICI Properties LP 5.75% 4/1/2034	211,000	211,720
Vornado Realty LP 2.15% 6/1/2026	316,000	305,549
Vornado Realty LP 3.4% 6/1/2031	1,142,000	981,524
WP Carey Inc 2.4% 2/1/2031	2,127,000	1,845,085
		28,597,070
Health Care REITs - 1.2%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	6,131,000	4,773,866
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	511,591
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	987,427
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,284,467
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,848,149
Ventas Realty LP 3% 1/15/2030	3,071,000	2,845,317
Ventas Realty LP 4.4% 1/15/2029	3,773,000	3,734,670
		24,985,487
Office REITs - 0.9%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,594,474
COPT Defense Properties LP 2.25% 3/15/2026	314,000	307,416
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,318,398
COPT Defense Properties LP 2.9% 12/1/2033	5,601,000	4,517,754
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,364,009
Hudson Pacific Properties LP 5.95% 2/15/2028	10,874,000	9,348,978
		19,451,029
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 4.55% 10/1/2029	682,000	626,823
Brandywine Operating Partnership LP 8.3% 3/15/2028	1,600,000	1,677,446
Brandywine Operating Partnership LP 8.875% 4/12/2029	1,131,000	1,204,377
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,179,156
		6,687,802
Residential REITs - 0.8%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,739,819
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,466,785
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	825,380
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,281,650
Sun Communities Operating LP 2.3% 11/1/2028	288,000	266,699
Sun Communities Operating LP 2.7% 7/15/2031	733,000	638,533
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,291,550
UDR Inc 2.1% 8/1/2032	2,714,000	2,199,380
		16,709,796
Retail REITs - 0.8%
Agree LP 4.8% 10/1/2032	4,123,000	4,002,619
Agree LP 5.6% 6/15/2035	1,392,000	1,396,718
Agree LP 5.625% 6/15/2034	4,300,000	4,336,189
Brixmor Operating Partnership LP 2.25% 4/1/2028	1,426,000	1,336,229
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	784,652
Brixmor Operating Partnership LP 4.125% 5/15/2029	420,000	408,635
Kite Realty Group LP 5.5% 3/1/2034	269,000	267,600
Kite Realty Group Trust 4.75% 9/15/2030	1,720,000	1,694,300
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	838,844
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	279,084
Realty Income Corp 2.1% 3/15/2028	1,856,000	1,744,199
Realty Income Corp 2.85% 12/15/2032	181,000	156,243
		17,245,312
Specialized REITs - 0.3%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,889,581
Crown Castle Inc 3.3% 7/1/2030	5,282,000	4,884,161
		6,773,742
TOTAL REAL ESTATE		120,450,238

Utilities - 8.4%
Electric Utilities - 6.4%
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,036,551
Alabama Power Co 5.1% 4/2/2035	1,787,000	1,774,232
American Transmission Systems Inc 2.65% 1/15/2032 (b)	3,542,000	3,070,911
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	3,889,865
Cleco Corporate Holdings LLC 3.743% 5/1/2026	10,569,000	10,445,897
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	1,357,000	1,307,570
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,276,878
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	4,971,974
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	4,960,521
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	4,701,903
Duke Energy Corp 2.45% 6/1/2030	479,000	430,317
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,317,440
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,301,926
Duke Energy Corp 5% 8/15/2052	7,595,000	6,413,649
Duke Energy Corp 5.45% 6/15/2034	5,000,000	5,045,857
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	900,559
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	440,000	384,402
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,619,000	1,380,604
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,658,000	1,602,164
Exelon Corp 3.35% 3/15/2032	7,856,000	7,132,763
Exelon Corp 4.05% 4/15/2030	2,862,000	2,788,956
Exelon Corp 4.1% 3/15/2052	230,000	171,061
Exelon Corp 5.45% 3/15/2034	3,500,000	3,539,322
Exelon Corp 5.6% 3/15/2053	3,400,000	3,159,200
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,056,367
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,674,827
FirstEnergy Corp 4.85% 7/15/2047 (f)	3,500,000	2,885,502
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,323,066
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,153,115
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,804,795
ITC Holdings Corp 5.65% 5/9/2034 (b)	6,000,000	6,039,093
Ohio Edison Co 4.95% 12/15/2029 (b)	2,193,000	2,210,544
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,545,323
Pinnacle West Capital Corp 4.9% 5/15/2028	950,000	957,280
Pinnacle West Capital Corp 5.15% 5/15/2030	1,014,000	1,025,583
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,125,214
Southern Co/The 3.7% 4/30/2030	5,591,000	5,349,541
Southern Co/The 4.4% 7/1/2046	4,905,000	3,960,832
Tampa Electric Co 6.55% 5/15/2036	169,000	179,880
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,269,120
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	1,836,145
Xcel Energy Inc 4.8% 9/15/2041	188,000	159,608
		132,560,357
Gas Utilities - 0.1%
Boston Gas Co 4.487% 2/15/2042 (b)	678,000	555,460
ONE Gas Inc 2% 5/15/2030	1,965,000	1,735,165
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,137,780
		3,428,405
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031	6,228,000	5,325,489
AES Corp/The 3.95% 7/15/2030 (b)	2,106,000	1,965,430
		7,290,919
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,444,449
NiSource Inc 1.7% 2/15/2031	1,886,000	1,594,236
NiSource Inc 2.95% 9/1/2029	678,000	634,776
NiSource Inc 3.6% 5/1/2030	3,080,000	2,930,832
NiSource Inc 4.375% 5/15/2047	1,886,000	1,506,598
NiSource Inc 4.8% 2/15/2044	3,018,000	2,608,021
NiSource Inc 5% 6/15/2052	1,320,000	1,131,868
NiSource Inc 5.25% 2/15/2043	80,000	73,143
NiSource Inc 5.95% 6/15/2041	386,000	381,578
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,744,947
Puget Energy Inc 4.1% 6/15/2030	1,049,000	998,938
Puget Energy Inc 4.224% 3/15/2032	6,457,000	5,949,815
Puget Energy Inc 5.725% 3/15/2035 (b)	5,378,000	5,324,830
WEC Energy Group Inc 2.2% 12/15/2028	1,886,000	1,741,155
		30,065,186
TOTAL UTILITIES		173,344,867

TOTAL UNITED STATES		1,380,080,881
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,886,318,289)		1,778,312,441

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	2,153,000	2,126,835
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(d)(g)	1,356,000	1,206,641
UBS Group AG 4.875% (b)(d)(g)	2,890,000	2,826,210

TOTAL SWITZERLAND		4,032,851
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,159,686

U.S. Treasury Obligations - 8.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.99	8,036,000	5,219,947
US Treasury Bonds 1.875% 2/15/2041	2.19	7,545,500	5,082,012
US Treasury Bonds 2% 11/15/2041	1.86	4,695,500	3,164,510
US Treasury Bonds 4.25% 8/15/2054	4.23 to 4.63	35,700,000	31,923,609
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.90	39,683,500	37,042,067
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.95	92,380,000	88,119,500
US Treasury Bonds 4.625% 5/15/2054	4.65	1,580,000	1,502,913
US Treasury Bonds 4.75% 5/15/2055	4.91	8,600,000	8,379,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $194,353,584)			180,434,183

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $76,204,535)	4.32	76,190,569	76,205,807

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,179,973,683)	2,057,407,457
NET OTHER ASSETS (LIABILITIES) - 0.7%	14,661,750
NET ASSETS - 100.0%	2,072,069,207

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,873,669 or 18.9% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	94,094,828	392,311,812	410,200,833	1,914,253	-	-	76,205,807	76,190,569	0.1%
Fidelity Securities Lending Cash Central Fund	-	8,675,146	8,675,146	122	-	-	-	-	0.0%
Total	94,094,828	400,986,958	418,875,979	1,914,375	-	-	76,205,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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